Stock-Based Compensation (Details) - Schedule of options outstanding - Stock Based Compensation [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Schedule of Options Outstanding [Abstract]
Outstanding beginning, Shares (in Shares)	3,503,601	3,947,359	3,947,359
Outstanding beginning, Weighted Average Grant Date Fair Value	$ 1.87	$ 0.91	$ 0.91
Outstanding beginning, Weighted Average Exercise Price	$ 1.87	$ 1.74	$ 1.74
Outstanding beginning, Aggregate Intrinsic Value (in Dollars)	$ 6,554,541	$ 2,992,895	$ 2,992,895
Outstanding ending, Shares (in Shares)	3,472,129	3,978,614	3,503,601
Outstanding ending, Weighted Average Grant Date Fair Value	$ 0.89	$ 0.89	$ 1.87
Outstanding ending, Weighted Average Exercise Price	$ 1.87	$ 1.84	$ 1.87
Outstanding ending, Aggregate Intrinsic Value (in Dollars)	$ 3,837,080	$ 2,607,385	$ 6,554,541
Granted, Shares (in Shares)		106,552
Granted ,Weighted Average Grant Date Fair Value		$ 1.3
Granted, Weighted Average Exercise Price		$ 2.49
Exercised, Shares (in Shares)	(30,504)
Exercised, Weighted Average Grant Date Fair Value	$ 0.8
Exercised, Weighted Average Exercise Price	$ 1.94
Cancelled, Shares (in Shares)	(968)	(75,297)
Cancelled, Weighted Average Grant Date Fair Value	$ 0.98	$ 1.28
Cancelled, Weighted Average Exercise Price	$ 1.94	$ 2.47